As filed with the Securities and Exchange Commission on August 22, 2011

Securities Act File No. 033-56094

Investment Company Act File No. 811-07428

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 150	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 151 (Check appropriate box or boxes)	☒

ING MUTUAL FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 150 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 22nd day of August, 2011.

ING Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

Shaun Mathews*	President, Chief Executive Officer and Interested Trustee	August 22, 2011

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	August 22, 2011

	Trustee	August 22, 2011
Colleen D. Baldwin*

	Trustee	August 22, 2011
John V. Boyer*

	Trustee	August 22, 2011
Patricia W. Chadwick*

	Trustee	August 22, 2011
Peter S. Drotch*

	Trustee	August 22, 2011
J. Michael Earley*

	Trustee	August 22, 2011
Patrick W. Kenny*

	Trustee	August 22, 2011
Sheryl K. Pressler*

	Interested Trustee	August 22, 2011
Roger B. Vincent*

Robert W. Crispin*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Attorney-in-fact **

**

Powers of Attorney for Todd Modic, Shaun Mathews and each Trustee dated January 14, 2011 were filed as attachments to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A on January 24, 2011 and are incorporated herein by reference.

EXHIBIT INDEX

ING Mutual Funds

Exhibit Number	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase